Long-Term Investments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Long-Term Investments [Abstract]
Schedule of components of long-term investments
	December 31, 2022	June 30, 2022
Equity investment accounted for using the equity method (a)	$25,502,714	$24,989,651
Equity investments without readily determinable fair value measured at Measurement Alternative (b)	21,748	22,395
	$25,524,462	$25,012,046

	As of June 30,
	2022	2021
Equity investment accounted for using the equity method (a)	$24,989,651	$771,520
Equity investment without readily determinable fair value measured at Measurement Alternative (b)	22,395	23,232
	$25,012,046	$794,752

(a) For the years ended June 30, 2022 and 2021, the movement of equity investments accounted for using the equity method consisted of the following:

(b) For the years ended June 30, 2022 and 2021, the movement of equity investments without readily determinable fair value measured at Measurement Alternative consisted of the following:

Schedule of components of equity investments accounted for using the equity method
	December 31, 2022	December 31, 2021
Balance at beginning of the period	$24,989,651	$771,520
Investment in Beijing Hongxin Wanda Technology Co., Ltd. (“Hongxin Wanda”)	—	12,827,290
Income from equity method investment	1,219,983	114,694
Effects of foreign exchange rate	(706,920)	129,991
Balance at end of the period	$25,502,714	$13,843,495

	June 30, 2022	June 30, 2021
Balance at beginning of the year	$771,520	$—
Investment in Beijing Deran	—	756,558
Investment in Beijing Hongxin Wanda Technology Co., Ltd. (“Hongxin Wanda”)	25,559,996	—
Business combination achieved in stages	(996,954)	—
Gain (loss) from equity method investments	580,816	(4,320)
Foreign exchange gain (loss)	(925,727)	19,282
Balance at end of the year	$24,989,651	$771,520

Schedule of components of equity investments without readily determinable fair value measured at measurement alternative
	For the Six Months Ended December 31,
	2022	2021
Balance at beginning of the period	$22,395	$23,232
Effects of foreign exchange rate	(647)	(837)
Balance at end of the period	$21,748	$22,395

	June 30, 2022	June 30, 2021
Balance at beginning of the year	$23,232	$—
Investment in Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	—	77,015
Transfer of investment in Wuhan Qiyunshilian	—	(54,364)
Foreign exchange gain (loss)	(837)	581
Balance at end of the year	$22,395	$23,232